Borrowings - Principal Payments Due (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long Term Debt By Maturity [Abstract]
2017	$ 76,767
2018	392,204
2019	5,913
2020	5,913
2021	5,913
2022 and thereafter	41,387
Total borrowings	$ 528,097	$ 605,861